Significant accounting policies	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [text block]
2.	Significant accounting policies

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

Basis of preparation

The consolidated financial statements of Randgold Resources Limited and its subsidiaries and joint ventures have been prepared in accordance with International Financial Reporting Standards and Interpretations (collectively (IFRS)) issued by the International Accounting Standards Board (IASB) as adopted by the European Union and in accordance with Article 105 of the Companies (Jersey) Law of 1991.

The consolidated financial statements also comply with IFRS as issued by the IASB, as is required as a result of our listing on NASDAQ in the US. The consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of available-for-sale financial assets. The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the company’s accounting policies. The areas involving a high degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 3.

After reviewing the group’s budget for the next financial year, and other longer term plans, the directors are satisfied, at the time of approving the financial statements, it is appropriate to adopt the going concern basis in preparing the financial statements. The directors have no reason to believe that the group will not be a going concern for at least the next 12 months based on forecasts and available cash resources and available facilities.

The financial statements were approved and authorized for issue by the board of directors on March 29, 2018.

New standards and interpretations applied

The IASB has issued the following new standards, amendments to published standards and interpretations to existing standards with effective dates on or prior to January 1, 2017 which have been adopted by the group for the first time this year. These have not had a material impact.

Effective period commencing on or after
IAS 12	Recognition of deferred tax assets for unrealized losses (Amendments to IAS12)	January 1, 2017
IAS 7	Disclosure Initiative: Amendments to IAS 7	January 1, 2017
	Annual Improvements to IFRSs (2014 – 2016 Cycle)	January 1, 2017

Standards effective in future period

Certain new standards, amendments and interpretations to existing standards have been published that are relevant to the group’s activities and are mandatory for the group’s accounting periods beginning after January 1, 2018 or later periods and which the group has decided not to adopt early. These include:

Effective period commencing on or after
IFRS 9	Financial instruments	January 1, 2018
IFRS 15	Revenue from contracts with customers	January 1, 2018
IFRS 16	Leases	January 1, 2019
IFRS 17	Insurance contracts	January 1, 2021
IFRS 2	Classification and Measurement of Share-based Payment Transactions (Amendments to IFRS 2)	January 1, 2018
IFRIC 22	IFRIC 22 Foreign Currency Transactions and Advance Consideration	January 1, 2018
IFRIC 23	IFRIC 23 Uncertainty over Income Tax Treatments	January 1, 2019
IAS 28	Amendments to IAS 28: Long-term interests in Associates and Joint Ventures	January 1, 2019
	Annual Improvements to IFRSs (2015-2017 Cycle)	January 1, 2019

IFRS 15 is intended to introduce a single framework for revenue recognition and clarify principles of revenue recognition. This standard modifies the determination of when to recognize revenue and how much revenue to recognize. The core principle is that an entity recognizes revenue to depict the transfer of promised goods and services to the customer of an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Management have completed an assessment of an existing gold sale contract and, based on the analysis performed, do not anticipate any material impact to the recognition of revenue upon adoption of this standard based on the existing arrangements at their operations given the commonality across its contracts.

IFRS 16 introduces a single lease accounting model. This standard requires lessees to account for all leases under a single on-balance sheet model. Under the new standard, a lessee is required to recognize all lease assets and liabilities on the balance sheet; recognize amortization of leased assets and interest on lease liabilities over the lease term; and separately present the principal amount of cash paid and interest in the cash flow statement. The requirements of IFRS 16 extend to certain service contracts, such as mining contractors in which the contractor provides services and the use of assets, which may impact the group. Accordingly, the group has initiated a review of relevant contracts to complete an impact assessment.

IFRS 9 ‘Financial instruments’ addresses the classification and measurement of financial assets and financial liabilities. The complete version of IFRS 9 was issued in July 2014. It replaces the guidance in IAS 39 that relates to the classification and measurement of financial instruments. IFRS 9 retains but simplifies the mixed measurement model and establishes three primary measurement categories for financial assets: amortized cost, fair value through other comprehensive income (OCI) and fair value through profit or loss. The basis of classification depends on the entity’s business model and the contractual cash flow characteristics of the financial asset. Investments in equity instruments are required to be measured at fair value through profit or loss with the irrevocable option at inception to present changes in fair value in OCI. There is now a new expected credit loss model that replaces the incurred loss impairment model used in IAS 39 and will apply to loans to joint ventures although the impact is not expected to be material. It is noted that TVA receivables are outside the scope of this standard. For financial liabilities there were no changes to classification and measurement except for the recognition of changes in credit risk in other comprehensive income, for liabilities designated at fair value through profit or loss. Contemporaneous documentation is still required but is different to that currently prepared under IAS 39.

Consolidation

The consolidated financial information includes the financial statements of the company, its subsidiaries and the company’s equity accounted joint ventures using uniform accounting policies for similar transactions and other events in similar circumstances.

Subsidiaries

Subsidiaries are entities over which the group has power, exposure, or rights, to variable returns from its involvement and the ability to use its power over the investee to affect the amount of the group's returns; generally accompanying an interest of more than one-half of the voting rights.

Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases. The purchase method of accounting is used to account for the acquisition of subsidiaries by the group. The cost of an acquisition is measured at the fair value of the assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange. Acquisition costs are expensed. Identifiable assets acquired (including mineral property interests or other identifiable intangible assets) and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interest. The excess of the cost of acquisition over the fair value of the group’s share of the identifiable net assets acquired is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the statement of comprehensive income.

Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the group.

Joint ventures

The group holds interests in a number of joint ventures. In a joint venture the parties that have joint control of the arrangement (the joint venturers) have a right to the net assets of the arrangement. This right is accounted for in the consolidated financial statements using the equity method. Joint control is considered to exist when there is contractual joint control; control being the power to govern the financial and operating policies of an entity so as to obtain benefits from the activities and the ability to use its power over the investee to affect the amounts of the group’s returns by the joint venturers.

Acquisitions

Except for initial recognition under IFRS 11 transition rules, further investments in additional joint venture companies are initially recognized at cost. The cost of an acquisition is measured at the fair value of the assets given, equity instruments issued or liabilities incurred or assumed at the date of exchange, plus costs directly attributable to the acquisition. Goodwill on joint ventures represents the excess of the cost of acquisition of the joint venture over the group’s share of the fair value of the identifiable net assets of the joint venture and is included in the carrying amount of the investments.

Joint ventures are accounted for using the equity method of accounting. In applying the equity method of accounting, the group’s share of its joint ventures’ post-acquisition profits or losses are recognized in profit or loss and its share of post-acquisition other comprehensive income is recognized in other comprehensive income. These post-acquisition movements and distributions received from the joint venture companies are adjusted against the carrying amount of the investments. When the group’s share of losses in a joint venture company equals or exceeds its interest in the joint venture company, including any other unsecured non-current receivables, the group does not recognize further losses, unless it has obligations to make or has made payments on behalf of the joint venture company. Unrealized gains on transactions between the group and its joint venture companies are eliminated to the extent of the group’s interest in the joint venture companies. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Any trading receivables and payables with joint venture companies are classified within trade and other receivables and payables. The accounting policies of joint venture companies have been changed where necessary to ensure consistency with the accounting policies adopted by the group.

Dividends received are classified as operating cash flows in the consolidated cash flow statement.

Investments in subsidiaries and joint ventures

Investment in subsidiaries and joint ventures are stated at cost less any provisions for impairment in the individual financial statements of the company. Dividends are accounted for when the company becomes entitled to receive them. On the disposal of an investment, the difference between the net disposal proceeds and the carrying amount is charged or credited to the statement of comprehensive income.

Segmental reporting

An operating segment is a group of assets and operations engaged in performing mining or advanced exploration that are subject to risks and returns that are different from those of other segments. Other parts of the business are aggregated and treated as part of a ‘corporate and exploration’ segment. The group provides segmental information using the same categories of information the group’s chief operating decision maker utilizes. The group’s chief operating decision maker is considered by management to be the board of directors.

The group has only one business segment, that of gold mining. Segment analysis is based on individual mining operations and exploration projects that have a significant amount of capitalized expenditure or other fixed assets.

Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in US dollars, which is also the functional currency of the company and its significant subsidiaries and joint ventures.

Transactions and balances

Foreign currency transactions are translated into the relevant functional currency using the exchange rates prevailing at the date of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of comprehensive income in other income and other expenses.

Property, plant and equipment

Long-lived assets and mine development costs

Long-lived assets including development costs and mine plant facilities (such as processing plants, tailings facilities, raw water dams and power stations) are initially recorded at cost. Development of orebodies includes the development costs of shaft systems and waste rock removal that allows access to reserves that are economically recoverable in the future. Costs associated with underground development are capitalized when the works provide access to the orebody, whereas costs associated with ore extraction from operating orebody sections are treated as operating costs. Where relevant the estimated cost of dismantling the asset and remediating the site is included in the cost of property, plant and equipment, subsequently they are measured at cost less accumulated amortization and impairment.

Development costs consist primarily of direct expenditure incurred to establish or expand productive capacity.

Costs are capitalized during the construction of a new mine until commercial levels of production are achieved (refer to ‘Commercial production’ below), after which the relevant costs are depreciated. Costs are capitalized provided that the project is considered to be commercially, technically and economically viable. Such viability is deemed to be achieved when the group is confident that the project will provide a satisfactory return relative to its perceived risks and is sufficiently certain of economic production. Costs which are necessarily incurred while commissioning new assets, in the period before they are capable of operating in the manner intended by management, are capitalized under ‘Long-lived assets and mine development costs’.

Development costs incurred after the commencement of production are capitalized to the extent they are expected to give rise to a future economic benefit.

Commercial production

The group assesses the stage of each mine construction project to determine when a mine moves into the production stage. The criteria used to assess the start date are determined by the unique nature of each mine construction project and include factors such as the complexity of a plant and its location. The group considers various relevant criteria to assess when the mine construction project is substantially complete and ready for its intended use and moves into the production stage. Some of the criteria would include but are not limited to the following:

• The level of capital expenditure compared to construction cost estimates;

• Completion of a reasonable period of testing of the mine plant and equipment;

• The ability to produce gold in saleable form; and

• The ability to sustain commercial levels of gold production.

When a mine construction project moves into the production stage, the capitalization of certain mine construction costs ceases and subsequent costs are either regarded as inventory or expensed, except for capitalizable costs related to subsequent mining asset additions or improvements, open cast stripping, underground mine development or ore reserve development.

The commissioning of an underground mine typically occurs in phases, with sections brought into production while deeper levels remain under construction. The shared infrastructures, such as declines of shafts, are assessed to determine whether they contribute to the production areas. Where they contribute to production, the attributable costs are transferred to production assets and start to be depreciated. The costs transferred comprise costs directly attributable to producing zones or, where applicable, estimates of the portion of shared infrastructure that are attributed to the producing zones.

Development expenditure approval

Development activities commence after project sanctioning by the appropriate level of management. Judgment is applied by management in determining when a project has reached a stage at which economically recoverable reserves exist such that development may be sanctioned. In exercising this judgment, management is required to make certain estimates and assumptions similar to those described below for capitalized exploration and evaluation expenditure. Any such estimates and assumptions may change as new information becomes available.

Stripping costs

In surface mining operations, the group may find it necessary to remove waste materials to gain access to mineral ore deposits prior to and after production commences. This waste removal activity is known as ‘stripping’. Prior to production commencing from a pit, stripping costs are measured internally and capitalized until the point where the overburden has been removed and access to the ore commences. Subsequent to production, waste stripping continues, either as part of ore extraction as a run of mine activity or due to strategic decisions such as pit push-back campaigns. There are two benefits accruing to the group from stripping activity during the production phase: usable ore that can be used to produce inventory and improved access to further quantities of material that will be mined in future periods. Economic ore extracted during this period and subsequently is accounted for as inventory. The production stripping costs relating to improved access to further quantities in future periods are capitalized as a stripping activity asset, if and only if, all of the following are met:

• It is probable that the future economic benefit (improved access to the orebody) associated with the stripping activity will flow to the group;

• The group can identify the component of the orebody for which access has been improved; and

• The costs relating to the stripping activity associated with that component or components can be measured reliably.

In determining the relevant component of the orebody for which access is improved, the group componentizes each of its mines into geographically distinct orebody sections or phases to which the stripping activities being undertaken within that component are allocated. Such phases are determined based on assessment of factors such as geology and mine planning.

Once determined that any portion of the production stripping costs should be capitalized, the group typically uses the average stripping ratio of the component or phase of the mine to which the production stripping cost related to determine the amount of the production stripping costs that should be capitalized, unless the direct costs of stripping activity can be separately identified in which case such costs are capitalized.

The group depreciates the deferred costs capitalized as stripping assets on a unit of production method, with reference to the ex-pit ore treated from the relevant orebody component or phase.

Short-lived assets

Short-lived assets including non-mining assets are shown at cost less accumulated depreciation and impairment.

Depreciation and amortization

Long-lived assets include mining properties, such as metallurgical plant, tailings and raw water dams, power plant and mine infrastructure, as well as mine development costs and are depreciated on a unit of production basis.

Depreciation and amortization are charged over the life of the mine (or over the remaining useful life of the asset, if shorter) based on estimated ore tonnes contained in proven and probable reserves to be extracted using the relevant asset. As an example, underground assets are depreciated over underground proven and probable reserves and tonnes milled from those orebodies. No future capital expenditure is included in the depreciable value. Proven and probable ore reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in the future from known mineral deposits. Only proven and probable reserves are used in the tonnes milled units of production depreciation calculation. Any changes to the expected life of the mine (or asset) are applied prospectively in calculating depreciation and amortization charges.

Depreciation of construction and development costs for new mines commences when commercial production is achieved, as detailed above. Underground development costs that are attributable to the commissioned sections of an underground mine are depreciated from the date the development provides access to operational areas and ore extraction begins from those areas. Other assets under construction, such as plant improvement projects, are depreciated from the date they are commissioned, based on assessment by the group’s engineers.

Short-lived assets which include motor vehicles, office equipment and computer equipment are depreciated over estimated useful lives of between two to five years but limited to the remaining mine life. Residual values and useful lives are reviewed, and adjusted if appropriate, at each statement of financial position date. Changes to the estimated residual values or useful lives are accounted for prospectively. Depreciation starts when the assets are ready and available for use.

Impairment

The carrying amount of the property, plant and equipment and investments in joint ventures of the group is compared to the recoverable amount of the assets whenever events or changes in circumstances indicate that the net book value may not be recoverable. The recoverable amount is the higher of value in use and the fair value less cost to sell. In assessing the value in use, the expected future cash flows from the assets is determined by applying a discount rate to the anticipated risk adjusted future cash flows. The discount rate used is the group’s weighted average cost of capital adjusted for asset specific factors when applicable. An impairment is recognized in the income statement to the extent that the carrying amount exceeds the assets’ recoverable amount. Only proven and probable reserves are used in the calculations and the models use the approved mine plans and exclude capital expenditure which enhance the assets or extractable ore tonnes outside of such approved mine plans. The revised asset carrying amounts are depreciated in line with group accounting policies. Assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units) for purposes of assessing impairment. The estimates of future discounted cash flows are subject to risks and uncertainties including the future gold price. It is therefore reasonably possible that changes could occur which may affect the recoverability of property, plant and equipment and investments in joint ventures.

A previously recognized impairment loss is reversed if the recoverable amount increases as a result of a reversal of the conditions that originally resulted in the impairment. This reversal is recognized in the income statement and is limited to the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized in prior years.

Inventories

Inventories include ore stockpiles, gold in process and dóre supplies, stores and materials, and are stated at the lower of cost or net realizable value. The cost of ore stockpiles and gold produced is determined principally by the weighted average cost method using related production costs.

Cost of ore stockpiles include costs incurred up to the point of stockpiling, such as mining and grade control costs, but exclude future costs of production. Ore extracted is allocated to stockpiles based on estimated grade, with grades below defined cut-off levels treated as waste and expensed. While held in physically separate stockpiles, the group blends the ore from each stockpile at an individual mine when feeding the processing plant to achieve the resultant gold content. In such circumstances, lower and higher grade ore stockpiles each represent a raw material, used in conjunction with each other, to deliver overall gold production, as supported by the relevant feed plan.

Morila’s full grade ore stockpile was depleted in 2015. At Loulo, full grade open pit stockpile material is above 3.0g/t for Loulo and marginal ore 1.58g/t for Gara, while Yalea is above 0.7g/t.  No Yalea or Gara underground material is on the stockpile since all ore mined is fed.  At Gounkoto, the full grade ore stockpile is above 2.58 g/t and marginal ore above 1.09g/t.  Tongon’s full grade ore stockpile is above 1.34g/t and marginal ore above 0.79g/t, while Kibali’s high and medium grade ore stockpile is above 1.53g/t with a marginal ore cut-off grade of 0.99g/t.

The processing of ore in stockpiles occurs in accordance with the Life of Mine (LoM) processing plan that has been optimized based on the known mineral reserves, current plant capacity and mine design. Ore tonnes contained in the stockpile which exceed the annual tonnes to be milled as per the mine plan in the following year, are classified as non-current in the statement of financial position.

The net realizable value of ore stockpiles is determined with reference to estimated contained gold and market gold prices applicable. Ore stockpiles which are blended together or with future ore mined when fed to the plant are assessed as an input to the gold production process to ensure the combined stockpiles are carried at the lower of cost and net realizable value. Ore stockpiles which are not blended in production are assessed separately to ensure they are carried at the lower of cost and net realizable value, although no such stockpiles are currently held.

Costs of gold inventories include all costs incurred up until production of an ounce of gold such as milling costs, mining costs and directly attributable mine general and administration costs but exclude transport costs, refining costs and royalties. Net realizable value is determined with reference to estimated contained gold and market gold prices.

Stores and materials consist of consumable stores and are valued at weighted average cost after appropriate impairment of redundant and slow moving items. Consumable stock for which the group has substantially all the risks and rewards of ownership are brought onto the statement of financial position as current assets.

Interest/borrowing costs

Interest is recognized on a time proportion basis, taking into account the principal outstanding and the effective rate over the period to maturity. Borrowing costs are expensed as incurred except to the extent that it relates directly to the construction of property, plant and equipment during the time that is required to complete and prepare the asset for its intended use, when it is capitalized as part of property, plant and equipment. Borrowing costs are capitalized as part of the cost of the asset where it is probable that the asset will result in economic benefit and where the borrowing cost can be measured reliably. No interest or borrowing costs have been capitalized during the year or during the prior year.

Royalties

Royalty arrangements based on mineral production are in place at each operating mine. The primary type of royalty is a net smelter return royalty. Under this type of royalty, the group pays the holder an amount calculated as the royalty percentage multiplied by the value of gold production at market gold prices less selling costs. A royalty expense is recorded when revenue from the sale of gold is recognized.

Financial instruments

Financial instruments are measured as set out below. Financial instruments carried on the consolidated statement of financial position include cash and cash equivalents, trade and other receivables, trade and other payables, available for sale financial assets, loans to and from subsidiaries and joint ventures and loans to minorities.

Cash and cash equivalents

Cash and cash equivalents are carried in the consolidated statement of financial position at cost. For the purpose of the cash flow statement, cash and cash equivalents comprise cash on hand, deposits held at call with banks, other short term highly liquid investments with a maturity of three months or less at the date of purchase and bank overdrafts. In the consolidated statement of financial position, bank overdrafts are included in borrowings in current liabilities.

Trade and other receivables

Trade and other receivables are recognized initially at fair value. There is a rebuttable presumption that the transaction price is fair value unless this could be refuted by reference to market indicators. Subsequently, trade and other receivables are measured at amortized cost using the effective interest method, less provision for impairment. A provision for impairment of trade receivables is established when there is objective evidence that the group will not be able to collect all amounts due according to the original terms of receivables. Significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization, and default or delinquency in payments are considered indicators that the trade receivable may be impaired. The amount of the provision is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the effective interest rate. The amount of the provision is recognized in mining and processing costs in the consolidated statement of comprehensive income.

Available-for-sale financial assets

Available-for-sale financial assets are non-derivatives that are either designated in this category or not classified in any of the other categories. Available-for-sale financial assets are designated on acquisition. They are normally included in current assets and are carried at fair value. Where a decline in the fair value of an available-for-sale financial asset constitutes objective evidence of impairment, the amount of the loss is recognized in the consolidated statement of comprehensive income within other expenses, other movements in fair value are recognized in other reserves within equity.

Borrowings (including bank borrowings when applicable, loans from subsidiaries, joint ventures and minorities)

Borrowings are recognized initially at fair value, which equates to the proceeds received, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the statement of comprehensive income over the period of the borrowings using the effective interest method. Borrowings are classified as current liabilities unless the group has an unconditional right to defer settlement of the liability for at least 12 months after the statement of financial position date.

Trade and other payables

Accounts payable and other short term monetary liabilities, are initially recognized at fair value, which equates to the transaction price, and subsequently carried at amortized cost using the effective interest method.

Rehabilitation costs

The net present value of estimated future rehabilitation costs is provided for in the consolidated financial statements and capitalized within property, plant and equipment on initial recognition. Rehabilitation will generally occur on closure or after closure of a mine. Initial recognition is at the time of the construction or disturbance occurring and thereafter as and when additional construction or disturbances take place. The estimates are reviewed annually to take into account the effects of inflation and changes in estimated risk adjusted rehabilitation works cost and are discounted using rates that reflect the time value of money. Annual increases in the provision due to the unwinding of the discount are recognized in the consolidated statement of comprehensive income as a finance cost. The present value of additional disturbances and changes in the estimate of the rehabilitation liability are recorded to mining assets against an increase/decrease in the rehabilitation provision. The rehabilitation asset is amortized on a unit of production basis. Rehabilitation projects undertaken, included in the estimates, are charged to the provision as incurred. Environmental liabilities, other than rehabilitation costs, which relate to liabilities arising from specific events, are expensed when they are known, probable and may be reasonably estimated.

Provisions

Provisions are recognized when the group has a present legal or constructive obligation as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

Current tax

Current tax is the tax expected to be payable on the taxable income for the year calculated using rates (and laws) that have been enacted or substantively enacted by the consolidated statement of financial position date. It includes adjustments for tax expected to be payable or recoverable in respect of previous periods.

Taxation paid in the consolidated statement of cash flows relates to corporate tax liability payments. In Mali, the State is not reimbursing value added tax (TVA) due to the group as required under the legally binding mining convention. Morila, Loulo and Gounkoto each have an existing legal right under their respective establishment conventions to offset the TVA against corporate tax as it falls due. As a result, payments made under the TVA taxation system are being made in the knowledge that such payments first represent payments on account for corporate tax. The group records such payments as 'taxation paid' in the consolidated statement of cash flows as this is considered to present a more appropriate reflection of the group's corporate tax contribution by management. Once corporate tax liabilities are met, the remaining payments under the TVA system represent normal recoverable TVA and are not reflected in the consolidated statement of cash flows as 'taxation paid'.

Deferred taxation

Deferred tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, if the temporary difference arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit nor loss, it is not recognized. Deferred tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the statement of financial position date and are expected to apply when the temporary differences reverses. Deferred tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred tax is provided on temporary differences arising on investments in subsidiaries and joint ventures, except where the timing of the reversal of the temporary difference is controlled by the group and it is probable that the temporary difference will not reverse in the foreseeable future.

Accounting for Gounkoto non-controlling interest priority dividends

Under the statutory requirements of the 1999 Malian Mining Code (the ‘Code’), the State of Mali is entitled to advanced payment of dividends. The advanced payment entitlement is calculated based on 10% of profits after certain deductions. The advanced dividends paid are deducted from the ordinary dividends that the government receives under its 20% equity interest in Gounkoto. Given the statute, a liability is recognized at each balance sheet date based on 10% of the accrued profit measure. The liability is extinguished upon the subsequent payment of the advanced dividend. An ‘other receivables’ asset is recorded as the advanced dividend automatically entitles Gounkoto to reduce future cash flows paid to the State of Mali and creates economic benefit. The carrying value of the asset is reviewed for impairment. Ordinary dividends are recorded as a reduction in non-controlling interest once declared.

Contingent liabilities

The group discloses contingent liabilities when possible obligations exist as a result of past events, unless the possible outflows of economic benefits are considered remote. By their nature, contingencies will often only be resolved when one or more future events occur or fail to occur. The assessment of such contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. In certain circumstances, to provide transparency, the group voluntarily elects to disclose information regarding claims for which any outflow of economic benefit is considered remote.

Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction from the proceeds.

Employee benefits

Pension obligations

The group has defined contribution plans. A defined contribution plan is a pension plan under which the group pays fixed contributions into a separate entity. The group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. For defined contribution plans, the group pays contributions to publicly or privately administered provident funds on a mandatory, contractual or voluntary basis. The group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expenses when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

Termination benefits

Termination benefits are payable when employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The group recognizes termination benefits when it is demonstrably committed to either: terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal; or providing termination benefits as a result of an offer made to encourage voluntary redundancy. Benefits falling due more than 12 months after statement of financial position date are discounted to present value.

Profit-sharing and bonus plans

The group recognizes a liability and an expense for bonuses. The group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.

Share-based payments

The fair value of the employee services received in exchange for the grant of options, restricted shares or participation in the group’s Co-Investment Plan is recognized as an expense. The total amount to be expensed over the vesting period is determined by reference to the fair value of the options or shares awards determined at the grant date:

• Including any market performance conditions (for example, the correlation used between the Euromoney Global Gold Index and the company TSR); and

• Excluding the impact of any service and non-market performance vesting conditions (for example, profitability, reserve growth targets and remaining an employee of the entity over a specified time period).

Non-market vesting conditions are included in assumptions about the number of options that are expected to become exercisable or the number of shares that the employee will ultimately receive. This estimate is revised at each statement of financial position date and the difference is charged or credited to the statement of comprehensive income, with a corresponding adjustment to equity. Market performance conditions are included in the fair value assumptions on the grant date with no subsequent adjustment. The proceeds received on exercise of the options net of any directly attributable transaction costs are credited to equity. When the options are exercised, the company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised. Transfers are made between other reserves and share premium when options are exercised and shares vest for the cumulative share based expense.

Leases

Determining whether an arrangement is, or contains, a lease is based on the substance of the arrangement and requires an assessment of whether fulfilment of the arrangement is dependent on the use of a specific asset or assets and whether the arrangement conveys a right to use the asset. Leases of plant and equipment where the group assumes a significant portion of risks and rewards of ownership are classified as a finance lease. Finance leases are capitalized at the estimated present value of the underlying lease payments. Each lease payment is allocated between the liability and the finance charges to achieve a constant rate on the finance balance outstanding. The interest portion of the finance payment is charged to the consolidated statement of comprehensive income over the lease period. The plant and equipment acquired under the finance lease are depreciated over the useful lives of the assets, or over the lease term if shorter.

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases are charged to the consolidated statement of comprehensive income on a straight-line basis over the period of the lease.

Revenue recognition

The company enters into contracts for the sale of gold. Revenue arising from gold sales under these contracts is recognized when the price is determinable, the product has been delivered in accordance with the terms of the contract, the significant risks and rewards of ownership have been transferred to the customer and collection of the sales price is reasonably assured. These criteria are met when the gold leaves the mines’ smelt houses. As sales from gold contracts are subject to customer survey adjustment, sales are initially recorded on a provisional basis using the group’s best estimate of the contained metal. Subsequent adjustments are recorded in revenue to take into account final assay and weight certificates from the refinery, if different from the initial certificates. The differences between the estimated and actual contained gold have historically not been significant.

Exploration and evaluation costs

The group expenses all exploration and evaluation expenditures until the directors conclude that a future economic benefit is more likely than not of being realized, i.e. ‘probable’. While the criteria for concluding that an expenditure should be capitalized is always probable, the information that the directors use to make that determination depends on the level of exploration.

Exploration and evaluation expenditure on brownfield sites, being those adjacent to mineral deposits which are already being mined or developed, is expensed as incurred until the directors are able to demonstrate that future economic benefits are probable through the completion of a suitable technical and financial study that demonstrates the viability of the project, after which the expenditure is capitalized as a mine development cost. The technical and financial study consists of a comprehensive study of the viability of a mineral project that has advanced to a stage where the mining method, in the case of underground mining, or the pit configuration, in the case of an open pit, has been established, and which, if an effective method of mineral processing has been determined, includes a financial analysis based on reasonable assumptions of technical, engineering, operating economic factors and the evaluation of other relevant factors. The technical and financial study, when combined with existing knowledge of the mineral property that is adjacent to mineral deposits that are already being mined or developed, allows the directors to conclude that it is more likely than not that the group will obtain future economic benefit from the expenditures.

Exploration and evaluation expenditure on greenfield sites, being those where the group does not have any mineral deposits which are already being mined or developed, is expensed until such time as the directors have sufficient information to determine that future economic benefits are probable, after which the expenditure is capitalized as a mine development cost. The information required by directors is typically a final feasibility study; however, a suitable technical and financial study may be deemed to be sufficient where the additional work required to prepare a final feasibility study is not significant or the work done at technical and financial study level clearly demonstrates an economic asset. Exploration and evaluation expenditure relating to extensions of mineral deposits which are already being mined or developed, including expenditure on the definition of mineralization of such mineral deposits, is capitalized as a mine development cost following the completion of an economic evaluation equivalent to a technical and financial study. This economic evaluation is distinguished from a technical and financial study in that some of the information that would normally be determined from first principles is instead obtained from the existing mine or development. This information when combined with existing knowledge of the mineral property already being mined or developed allows the directors to conclude that more likely than not the group will obtain future economic benefit from the expenditures. Costs relating to property acquisitions are capitalized within development costs.

Dividend distribution

Dividend distribution to the company’s shareholders is recognized as a liability in the group’s financial statements in the period in which the dividends are approved by the board of directors and declared to shareholders.

Earnings per share

Earnings per share are computed by dividing net income by the weighted average number of ordinary shares in issue during the year.

Diluted earnings per share

Diluted earnings per share are presented when the inclusion of potential ordinary shares has a dilutive effect on earnings per share.

Kibali Jersey Limited [member]
Disclosure of significant accounting policies [text block]
1. SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

BASIS OF PREPARATION

The consolidated financial statements of Kibali (Jersey) Limited and its subsidiaries and joint venture have been prepared in accordance with International Financial Reporting Standards and Interpretations (collectively (IFRS)) issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of available-for-sale financial assets. The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the group’s accounting policies. The areas involving a high degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 2.

After reviewing the group’s budget for the next financial year, and other longer term plans, the directors are satisfied, at the time of approving the financial statements, it is appropriate to adopt the going concern basis in preparing the financial statements. The directors have no reason to believe that the group will not be a going concern for at least the next 12 months based on forecasts and available cash resources and available facilities.

NEW STANDARDS AND INTERPRETATIONS APPLIED

The IASB has issued the following new standards, amendments to published standards and interpretations to existing standards with effective dates on or prior to January 1, 2017 which have been adopted by the group for the first time this year. These have not had a material impact.

Effective period commencing on or after
IAS 12	Amendments – Recognition of deferred tax assets for unrealized losses	January 1, 2017
IAS 7	Amendments – Disclosure initiative	January 1, 2017
	Annual improvements to IFRSs (2014 – 2016 cycle)	January 1, 2017

STANDARDS EFFECTIVE IN FUTURE PERIOD

Certain new standards, amendments and interpretations to existing standards have been published that are relevant to the group’s activities and are mandatory for the group’s accounting periods beginning after January 1, 2018 or later periods and which the group has decided not to adopt early. These include:

Effective period commencing on or after
IFRS 9	Financial instruments	January 1, 2018
IFRS 15	Revenue from contracts with customers	January 1, 2018
IFRS 16	Leases	January 1, 2019
	Clarifications to IFRS 15 revenue from Contracts with Customers	January 1, 2018
IFRIC 22	Foreign Currency Transactions and Advance Consideration	January 1, 2018
IFRIC 23	Uncertainty over Income Tax Treatments	January 1, 2019
IAS 28	Amendments – Long-term interests in Associates and Joint Ventures	January 1, 2019
	Annual Improvements to IFRSs (2015-2017 Cycle)	January 1, 2019

IFRS 15 is intended to introduce a single framework for revenue recognition and clarify principles of revenue recognition. This standard modifies the determination of when to recognize revenue and how much revenue to recognize. The core principle is that an entity recognizes revenue to depict the transfer of promised goods and services to the customer of an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Management have completed an assessment of the existing gold sale contract and, based on the analysis performed, do not anticipate any material impact to the recognition of revenue upon adoption of this standard based on the existing arrangements at their operations.

IFRS 16 introduces a single lease accounting model. This standard requires lessees to account for all leases under a single on-balance sheet model. Under the new standard, a lessee is required to recognize all lease assets and liabilities on the balance sheet; recognize amortization of leased assets and interest on lease liabilities over the lease term; and separately present the principal amount of cash paid and interest in the cash flow statement. The requirements of IFRS 16 extend to certain service contracts, such as mining contractors in which the contractor provides services and the use of assets, which may impact the group. Accordingly, the group have initiated a review of relevant contracts to complete an impact assessment in 2018.

IFRS 9 “Financial instruments” addresses the classification and measurement of financial assets and financial liabilities. The complete version of IFRS 9 was issued in July 2014. It replaces the guidance in IAS 39 that relates to the classification and measurement of financial instruments. IFRS 9 retains but simplifies the mixed measurement model and establishes three primary measurement categories for financial assets: amortized cost, fair value through other comprehensive income (OCI) and fair value through profit or loss. The basis of classification depends on the entity’s business model and the contractual cash flow characteristics of the financial asset. Investments in equity instruments are required to be measured at fair value through profit or loss with the irrevocable option at inception to present changes in fair value in OCI. There is now a new expected credit loss model that replaces the incurred loss impairment model used in IAS 39 and will apply to loans to joint ventures although the impact is not expected to be material. It is noted that value added tax (TVA) receivables are outside the scope of this standard. For financial liabilities there were no significant changes to classification and measurement except for the recognition of changes in credit risk in other comprehensive income, for liabilities designated at fair value through profit or loss. Contemporaneous documentation is still required but is different to that currently prepared under IAS 39.

CONSOLIDATION

The consolidated financial information includes the financial statements of the Company, its subsidiaries and the Company’s equity accounted joint ventures using uniform accounting policies for similar transactions and other events in similar circumstances.

SUBSIDIARIES

Subsidiaries are entities over which the group has power, exposure, or rights, to variable returns from its involvement and the ability to use its power over the investee to affect the amount of the group's returns; generally accompanying an interest of more than one-half of the voting rights.

Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases. The purchase method of accounting is used to account for the acquisition of subsidiaries by the group. The cost of an acquisition is measured at the fair value of the assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange. Acquisition costs are expensed. Identifiable assets acquired (including mineral property interests or other identifiable intangible assets) and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interest. The excess of the cost of acquisition over the fair value of the group’s share of the identifiable net assets acquired is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the statement of comprehensive income.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the group.

JOINT VENTURES

The group holds interests in one joint venture. In a joint venture the parties that have joint control of the arrangement (the joint venturer) have a right to the net assets of the arrangement. This right is accounted for in the consolidated financial statements using the equity method. Joint control is considered to exist when there is contractual joint control; control being the power to govern the financial and operating policies of an entity so as to obtain benefits from the activities and the ability to use its power over the investee to affect the amounts of the group’s returns by the joint venturers.

Acquisitions
Except for initial recognition under IFRS 11 transition rules, further investments in additional joint ventures are initially recognized at cost. The cost of an acquisition is measured at the fair value of the assets given, equity instruments issued or liabilities incurred or assumed at the date of exchange, plus costs directly attributable to the acquisition. Goodwill on associated companies and joint ventures represents the excess of the cost of acquisition of the associate or joint venture over the group’s share of the fair value of the identifiable net assets of the associate or joint venture and is included in the carrying amount of the investment.

Joint ventures are accounted for using the equity method of accounting. In applying the equity method of accounting, the group’s share of its joint ventures’ post-acquisition profits or losses are recognized in profit or loss and its share of post-acquisition other comprehensive income is recognized in other comprehensive income. These post-acquisition movements and distributions received from the joint venture companies are adjusted against the carrying amount of the investments. When the group’s share of losses in a joint venture company equals or exceeds its interest in the joint venture company, including any other unsecured non-current receivables, the group does not recognize further losses, unless it has obligations to make or has made payments on behalf of the joint venture company. Unrealized gains on transactions between the group and its joint venture companies are eliminated to the extent of the group’s interest in the joint venture companies. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Trading receivables and payables with joint ventures are classified within trade and other receivables and payables. The accounting policies of joint venture companies have been changed where necessary to ensure consistency with the accounting policies adopted by the group.

Dividends received are classified as operating cash flows in the consolidated cash flow statement.

The carrying value of the investment in joint venture is compared to the recoverable amounts whenever circumstances indicate that the net book value may not be recoverable. An impairment is recognized in the profit or loss to the extent that the carrying value exceeds the recoverable amount.

SEGMENTAL REPORTING

An operating segment is a group of assets and operations engaged in performing mining or advanced exploration that are subject to risks and returns that are different from those of other segments. Other parts of the business are aggregated and treated as part of a ‘corporate and exploration’ segment. The group provides segmental information using the same categories of information which the group’s chief operating decision maker utilizes. The group’s chief operating decision maker is considered by management to be the board of directors.

The group has only one business segment, being that of gold mining. Segment analysis is based on the mining operations and exploration projects that have a significant amount of capitalized expenditure or other fixed assets.

FOREIGN CURRENCY TRANSLATION

Functional and presentation currency
Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in US dollars, which is also the functional currency of the Company and its significant subsidiaries and joint ventures.

Transactions and balances
Foreign currency transactions are translated into the relevant functional currency using the exchange rates prevailing at the date of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of comprehensive income in other income and other expenses.

INTANGIBLE ASSETS

Mineral properties
Mineral properties acquired are recognized at fair value at the acquisition date. Mineral properties are recognized at fair value if acquired as part of a business combination, whereas they are recognized at cost if acquired as an asset. Mineral properties are tested annually for impairment on the same basis that property, plant and equipment are when there is an indication of impairment. Mineral properties are amortized on units of production basis from the point at which the mine commences production (refer to ‘depreciation and amortization’ policy below).

PROPERTY, PLANT AND EQUIPMENT

Long-lived assets and mine development costs
Long-lived assets including development costs and mine plant facilities (such as metallurgical plant, tailings and raw water dams, power plant and mine infrastructure) are initially recorded at cost. Development of ore bodies includes the development cost of shaft systems and waste rock removal that allows access to reserves that are economically recoverable in the future. Cost associated with underground development are capitalized when the works provide access to the ore body, whereas costs associated with ore extraction from operating ore body sections are treated as operating costs. Where relevant the estimated cost of dismantling the asset and remediating the site is included in the cost of property, plant and equipment, subsequently they are measured at cost less accumulated amortization and impairment.

Development costs consist primarily of direct expenditure incurred to establish or expand productive capacity.

Costs are capitalized during the construction of a new mine until commercial levels of production are achieved (refer to ?commercial production’ below), after which the relevant costs are amortized. Costs are capitalized provided that the project is considered to be commercially, technically and economically viable. Such viability is deemed to be achieved when the group is confident that the project will provide a satisfactory return relative to its perceived risks and is sufficiently certain of economic production. Costs which are necessarily incurred while commissioning new assets, in the period before they are capable of operating in the manner intended by management, are capitalized under ‘Long-lived assets and mine development costs’.

Development costs incurred after the commencement of production are capitalized to the extent they are expected to give rise to a future economic benefit.

Commercial production
When a mine construction project is substantially complete and ready for its intended use the asset moves into the production stage, the capitalization of certain mine construction costs ceases and subsequent costs are either regarded as inventory or expensed, except for capitalizable costs related to subsequent mining asset additions or improvements, underground mine development or ore reserve development.

The commissioning of an underground mine typically occurs in phases, with sections brought into production while deeper levels remain under construction. The shared infrastructures, such as declines of shafts, are assessed to determine whether they contribute to the production areas. Where they contribute to production, the attributable costs are transferred to production assets and start to be depreciated. The costs transferred comprise costs directly attributable to producing zones or, where applicable, estimates of the portion of shared infrastructure that are attributed to the producing zones.

Development expenditure approval
Development activities commence after project sanctioning by the appropriate level of management. Judgment is applied by management in determining when a project has reached a stage at which economically recoverable reserves exists such that development may be sanctioned. In exercising this judgment, management is required to make certain estimates and assumptions similar to those described below for capitalized exploration and evaluation expenditure. Any such estimates and assumptions may change as new information becomes available.

Stripping costs
In surface mining operations, the group may find it necessary to remove waste materials to gain access to mineral ore deposits prior to and after production commences. This waste removal activity is known as ‘stripping’. Prior to production commencing from a pit, stripping costs are measured internally and capitalized until the point where the overburden has been removed and access to the ore commences. Subsequent to production, waste stripping continues, either as part of ore extraction as a run of mine activity or due to strategic decisions such as pit push-back campaigns. There are two benefits accruing to the group from stripping activity during the production phase: usable ore that can be used to produce inventory and improved access to further quantities of material that will be mined in future periods. Economic ore extracted during this period and subsequently is accounted for as inventory. The production stripping costs relating to improved access to further quantities in future periods are capitalized as a stripping activity asset, if and only if, all of the following are met:

•	it is probable that the future economic benefit (improved access to the ore body) associated with the stripping activity will flow to the group;
•	the group can identify the component of the ore body for which access has been improved; and
•	the costs relating to the stripping activity associated with that component or components can be measured reliably.

In determining the relevant component of the ore body for which access is improved, the group componentizes its mine into geographically distinct ore body sections or phases to which the stripping activities being undertaken within that component are allocated. Such phases are determined based on assessment of factors such as geology and mine planning.

Once determined that any portion of the production stripping costs should be capitalized, the group typically uses the average stripping ratio of the component or phase of the mine to which the production stripping cost related to determine the amount of the production stripping costs that should be capitalized, unless the direct costs of stripping activity can be separately identified in which case such costs are capitalized.

The group depreciates the deferred costs capitalized as stripping assets on a unit of production method, with reference to the ex-pit ore production from the relevant ore body component or phase.

Short-lived assets
Short-lived assets including non-mining assets are shown at cost less accumulated depreciation and impairment.

Depreciation and amortization
Long-lived assets include mining properties, such as metallurgical plant, tailings and raw water dams, power plant and mine infrastructure, as well as mine development costs and are depreciated on a unit of production basis.

Depreciation and amortization are charged over the life of the mine (or over the remaining useful life of the asset, if shorter) based on estimated ore tonnes contained in proven and probable reserves to be extracted using the relevant asset, to reduce the cost to estimated residual values. No future capital expenditure is included in the depreciable value. Proven and probable ore reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in the future from known mineral deposits. Only proven and probable reserves are used in the tonnes milled units of production depreciation calculation. Any changes to the expected life of the mine (or asset) are applied prospectively in calculating depreciation and amortization charges.

Depreciation of construction and development costs commences when commercial production is achieved, as detailed above. Underground development costs that are attributable to the commissioned sections of an underground mine are depreciated from the date the development provides access to operational areas and ore extraction begins from those areas. Other assets under construction, such as plant improvement projects, are depreciated from the date they are commissioned, based on assessment by the group’s engineers.

Short-lived assets which include motor vehicles, office equipment and computer equipment are depreciated over estimated useful lives of between two to five years but limited to the remaining mine life. Residual values and useful lives are reviewed, and adjusted if appropriate, at each statement of financial position date. Changes to the estimated residual values or useful lives are accounted for prospectively. Depreciation starts when the assets are ready and available for use.

Impairment
The carrying amount of the property, plant and equipment of the group is compared to the recoverable amount of the assets whenever events or changes in circumstances indicate that the net book value may not be recoverable. The recoverable amount is the higher of value in use and the fair value less cost to sell. In assessing the value in use, the expected future cash flows from the assets is determined by applying a discount rate to the anticipated risk adjusted future cash flows. The discount rate used is derived from the group’s weighted average cost of capital adjusted for asset specific factors as applicable. An impairment is recognized in the profit or loss to the extent that the carrying amount exceeds the assets’ recoverable amount. Only proven and probable reserves are used in the calculations and the models use the approved mine plan and exclude capital expenditure which enhance the assets or extractable ore tonnes outside of such approved mine plan. The revised carrying amounts are depreciated in line with group accounting policies.

A previously recognized impairment loss is reversed if the recoverable amount increases as a result of a reversal of the conditions that originally resulted in the impairment. This reversal is recognized in the profit or loss and is limited to the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized in prior years.

Assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units) for purposes of assessing impairment. The estimates of future discounted cash flows are subject to risks and uncertainties including the future gold price. It is therefore reasonably possible that changes could occur which may affect the recoverability of property, plant and equipment.

INVENTORIES

Inventories include ore stockpiles, gold in process and doré, and supplies and spares and are stated at the lower of cost or net realizable value. The cost of ore stockpiles and gold produced is determined principally by the weighted average cost method using related production costs.

Costs of stockpiles include costs incurred up to the point of stockpiling, such as mining and grade control costs, but exclude future costs of production. Ore extracted is allocated to separate stockpiles based on estimated grade, with grades below defined cut-off levels treated as waste and expensed. While held in physically separate stockpiles, the group blends the ore from each stockpile when feeding the processing plant to achieve the resultant gold content. In such circumstances, lower and higher grade ore stockpiles each represent a raw material, used in conjunction with each other, to deliver overall gold production, as supported by the relevant feed plan. Kibali’s high and medium grade ore stockpile is above 1.53g/t with a marginal ore cut-off grade of 0.99 g/t.

The processing of ore in stockpiles occurs in accordance with the Life of Mine (LOM) processing plan that has been optimized based on the known mineral reserves, current plant capacity and mine design. Ore tonnes contained in the stockpile which are to be milled as per the mine plan over the period beyond the next twelve months, are classified as non-current in the statement of financial position.

Net realizable value of ore stockpiles is determined with reference to estimated contained gold and market gold prices applicable. Ore stockpiles which are blended together or with future ore mined when fed to the plant are assessed as an input to the gold production process to ensure the combined stockpiles are carried at the lower of cost and net realizable value. Ore stockpiles which are not planned to be blended in production are assessed separately to ensure they are carried at the lower of cost and net realizable value, although no such stockpiles are currently held.

Costs of gold inventories include all costs incurred up until production of an ounce of gold such as milling costs, mining costs and directly attributable mine general and administration costs but exclude transport costs, refining costs and royalties. Net realizable value is determined with reference to estimated contained gold and market gold prices.

Stores and materials consist of consumable stores and are valued at weighted average cost after appropriate impairment of redundant and slow moving items. Consumable stock for which the group has substantially all the risks and rewards of ownership are brought onto the statement of financial position as current assets.

INTEREST/BORROWING COSTS

Interest is recognized on a time proportion basis, taking into account the principal outstanding and the effective rate over the period to maturity. Borrowing cost is expensed as incurred except to the extent that it relates directly to the construction of property, plant and equipment during the time that is required to complete and prepare the asset for its intended use, when it is capitalized as part of property, plant and equipment. Borrowing costs are capitalized as part of the cost of the asset where it is probable that the asset will result in economic benefit and where the borrowing cost can be measured reliably. No interest or borrowing costs have been capitalized during the year or during the prior year.

ROYALTIES

Royalty arrangements based on mineral production are in place at each operating mine. The primary type of royalty is a net smelter return royalty. Under this type of royalty the group pays the holder an amount calculated as the royalty percentage multiplied by the value of gold production at market gold prices less selling costs. A royalty expense is recorded when revenue from the sale of gold is recognized.

FINANCIAL INSTRUMENTS

Financial instruments are measured as set out below. Financial instruments carried on the statement of financial position include cash and cash equivalents, trade and other receivables, trade and other payables, available for sale financial assets, loans to joint ventures and loans to minorities.

Cash and cash equivalents
Cash and cash equivalents are carried in the statement of financial position at cost. For the purpose of the cash flow statement, cash and cash equivalents comprise cash on hand, deposits held at call with banks, other short term highly liquid investments with a maturity of three months or less at the date of purchase and bank overdrafts. In the statement of financial position, bank overdrafts are included in borrowings in current liabilities.

Trade and other receivables
Trade and other receivables are recognized initially at fair value. There is a rebuttable presumption that the transaction price is fair value unless this could be refuted by reference to market indicators. Subsequently, trade and other receivables are measured at amortized cost using the effective interest method, less provision for impairment. A provision for impairment of trade receivables is established when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of receivables.

Significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization, and default or delinquency in payments are considered indicators that the trade receivable may be impaired. The amount of the provision is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the effective interest rate.

Value added tax (TVA)
TVA receivables are recognized initially at cost. Subsequently, TVA receivables are measured at amortized cost using the effective interest method, less provision for impairment.

The group assesses at each reporting period whether there is an indication that these receivables may be impaired taking into account the risk of non-collectability and timing of receipt.

Available-for-sale financial assets
Available-for-sale financial assets are non-derivatives that are either designated in this category or not classified in any of the other categories. Available-for-sale financial assets are designated on acquisition. They are normally included in current assets and are carried at fair value. Where a decline in the fair value of an available-for-sale financial asset constitutes objective evidence of impairment, the amount of the loss is recognized in the statement of comprehensive income within other expenses, other movements in fair value are recognized in other reserves within other comprehensive income.

Loans and borrowings (including bank borrowings when applicable, loans from joint venture partners and related companies and finance leases)
Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the statement of comprehensive income over the period of the borrowings using the effective interest method. Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the statement of financial position date.

Trade and other payables
Accounts payable and other short term monetary liabilities, are initially recognized at fair value, which equates to the transaction price, and subsequently carried at amortized cost using the effective interest method.

REHABILITATION COSTS

The net present value of estimated future rehabilitation costs is provided for in the financial statements and capitalized within property, plant and equipment on initial recognition. Rehabilitation will generally occur on closure or after closure of a mine. Initial recognition is at the time of the construction or disturbance occurring and thereafter as and when additional construction or disturbances take place. The estimates are reviewed annually to take into account the effects of inflation and changes in estimated risk adjusted rehabilitation works cost and are discounted using rates that reflect the time value of money.

Annual increases in the provision due to the unwinding of the discount are recognized in the statement of comprehensive income as a finance cost. The present value of additional disturbances and changes in the estimate of the rehabilitation liability are recorded to mining assets against an increase/decrease in the rehabilitation provision. The rehabilitation asset is amortized as noted previously. Rehabilitation projects undertaken, included in the estimates, are charged to the provision as incurred. Environmental liabilities, other than rehabilitation costs, which relate to liabilities arising from specific events, are expensed when they are known, probable and may be reasonably estimated.

PROVISIONS

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

CURRENT TAX

Current tax is the tax expected to be payable on the taxable income for the year calculated using rates (and laws) that have been enacted or substantively enacted by the reporting date. It includes adjustments for tax expected to be payable or recoverable in respect of previous periods.

DEFERRED TAXATION

Deferred tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, if the temporary difference arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit nor loss, it is not recognized. Deferred tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the statement of financial position date and are expected to apply when the temporary differences reverses. Deferred tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred tax is provided on temporary differences arising on investments in subsidiaries and joint ventures, except where the timing of the reversal of the temporary difference is controlled by the group and it is probable that the temporary difference will not reverse in the foreseeable future.

SHARE CAPITAL

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction from the proceeds.

CONTINGENT LIABILITIES

The group discloses contingent liabilities when possible obligations exist as a result of past events, unless the possible outflows of economic benefits are considered remote. By their nature, contingencies will often only be resolved when one or more future events occur or fail to occur. The assessment of such contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. In certain circumstances, to provide transparency, the group voluntarily elects to disclose information regarding claims for which any outflow of economic benefit is considered remote.

LEASES

As lessee
Determining whether an arrangement is, or contains, a lease is based on the substance of the arrangement and requires an assessment of whether fulfillment of the arrangement is dependent on the use of a specific asset or assets and whether the arrangement conveys a right to use the asset. Leases of plant and equipment where the Company assumes a significant portion of risks and rewards of ownership are classified as a finance lease. Finance leases are capitalized at the estimated present value of the underlying lease payments. Each lease payment is allocated between the liability and the finance charges to achieve a constant rate on the finance balance outstanding. The interest portion of the finance payment is charged to the statement of comprehensive income over the lease period. The plant and equipment acquired under the finance lease are depreciated over the useful lives of the assets, or over the lease term if shorter. Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases.

Payments made under operating leases are charged to the statement of comprehensive income on a straight-line basis over the period of the lease.

As lessor
Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Lease income under operating leases is recognized to the statement of comprehensive income on a straight-line basis over the period of the lease.

Where a significant portion of the risks and rewards of ownership are transferred the group is required to account as though it were acting as a lessor in a finance lease. Hire purchase loans disclosed under receivables represent outstanding amounts due under finance lease arrangements less finance charges allocated to future periods.

REVENUE RECOGNITION

The group enters into contracts for the sale of gold. Revenue arising from gold sales under these contracts is recognized when the price is determinable, the product has been delivered in accordance with the terms of the contract, the significant risks and rewards of ownership have been transferred to the customer and collection of the sales price is reasonably assured. These criteria are met when the gold leaves the mines smelt house.

As sales from gold contracts are subject to customer survey adjustment, sales are initially recorded on a provisional basis using the group’s best estimate of the contained metal. Subsequent adjustments are recorded in revenue to take into account final assay and weight certificates from the refinery, if different from the initial certificates. The differences between the estimated and actual contained gold have historically not been significant.

EXPLORATION AND EVALUATION COSTS

The group expenses all exploration and evaluation expenditures until the directors conclude that a future economic benefit is more likely than not of being realized, i.e. ‘probable’. While the criteria for concluding that expenditure should be capitalized is always probable, the information that the directors use to make that determination depends on the level of exploration.

Exploration and evaluation expenditure on brownfield sites, being those adjacent to mineral deposits which are already being mined or developed, is expensed as incurred until the directors are able to demonstrate that future economic benefits are probable through the completion of a suitable technical and financial study that demonstrates the viability of the project, after which the expenditure is capitalized as a mine development cost. The technical and financial study consists of a comprehensive study of the viability of a mineral project that has advanced to a stage where the mining method, in the case of underground mining, or the pit configuration, in the case of an open pit, has been established, and which, if an effective method of mineral processing has been determined, includes a financial analysis based on reasonable assumptions of technical, engineering, operating economic factors and the evaluation of other relevant factors. The study, when combined with existing knowledge of the mineral property that is adjacent to mineral deposits that are already being mined or developed, allow the directors to conclude that it is more likely than not that the group will obtain future economic benefit from the expenditures.

Exploration and evaluation expenditure on greenfield sites, being those where the group does not have any mineral deposits which are already being mined or developed, is expensed until such time as the directors have sufficient information to determine that future economic benefits are probable, after which the expenditure is capitalized as a mine development cost. The information required by directors is typically a final feasibility study however a technical and financial study may be deemed to be sufficient where the additional work required to prepare a final feasibility study is not significant or the work done at the technical and financial study level clearly demonstrates an economic asset. Exploration and evaluation expenditure relating to extensions of mineral deposits which are already being mined or developed, including expenditure on the definition of mineralization of such mineral deposits, is capitalized as a mine development cost following the completion of an economic evaluation. This economic evaluation is distinguished from a technical and financial study in that some of the information that would normally be determined from first principles is instead obtained from the existing mine or development. This information when combined with existing knowledge of the mineral property already being mined or developed allow the directors to conclude that more likely than not the Company will obtain future economic benefit from the expenditures. Costs relating to property acquisitions are capitalized within development costs.

DIVIDEND DISTRIBUTION

Dividend distribution to the Company’s shareholders is recognized as a liability in the group’s financial statements in the period in which the dividends are approved by the board of directors and declared to shareholders.